Average Annual Total Returns - AMG GW&K Enhanced Core Bond ESG Fund	May 01, 2021
Class N
Average Annual Return:
1 Year	9.41%
5 Years	4.95%
10 Years	4.08%
Since Inception		[1]
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	8.58%
5 Years	3.96%
10 Years	2.64%
Since Inception		[1]
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.55%
5 Years	3.36%
10 Years	2.62%
Since Inception		[1]
Class Z
Average Annual Return:
1 Year	9.65%
5 Years	5.20%
10 Years	4.33%
Since Inception		[1]
Class I
Average Annual Return:
1 Year	9.57%
5 Years	5.14%
10 Years
Since Inception	3.53%	[1]
Inception Date	Nov. 30, 2012

[1]	Class I and Index performance shown reflects performance since the inception date of the Fund's Class I shares on November 30, 2012.